American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2023

International Bond Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 64.7%
Australia — 3.7%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	12,928,339
Australia Government Bond, 0.50%, 9/21/26	AUD	4,000,000	2,425,598
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	3,634,772
Australia Government Bond, 1.75%, 6/21/51	AUD	1,650,000	640,006
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,036,794
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	1,800,000	945,157
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	1,800,000	955,513
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	1,300,000	840,892
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	1,900,000	1,017,552
			26,424,623
Austria — 1.3%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,411,576
Republic of Austria Government Bond, 0.90%, 2/20/32(1)	EUR	3,000,000	2,773,975
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	2,688,026
Republic of Austria Government Bond, 0.00%, 10/20/40(1)(2)	EUR	1,500,000	959,625
			8,833,202
Belgium — 0.9%
Kingdom of Belgium Government Bond, 3.00%, 6/22/33(1)	EUR	2,150,000	2,339,673
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	704,300
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,979,000	3,076,993
			6,120,966
Canada — 5.3%
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	10,000,000	7,234,899
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,939,734
Canadian Government Bond, 3.75%, 2/1/25	CAD	5,250,000	3,914,100
Canadian Government Bond, 3.50%, 3/1/28	CAD	5,000,000	3,729,117
Canadian Government Bond, 0.50%, 12/1/30	CAD	11,550,000	7,026,436
Canadian Government Bond, 2.75%, 6/1/33	CAD	1,220,000	868,308
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	852,889
Canadian Government Bond, 2.00%, 12/1/51	CAD	1,320,000	759,577
Province of Quebec Canada, 5.75%, 12/1/36	CAD	9,494,000	8,242,533
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	656,059
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,166,244
			37,389,896
China — 10.9%
China Development Bank, 3.50%, 8/13/26	CNY	58,260,000	8,387,211
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	17,379,214
China Government Bond, 2.64%, 1/15/28	CNY	280,000,000	39,482,070
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	4,964,261
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,696,185
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,199,396
			77,108,337
Colombia — 0.3%
Colombian TES, 7.00%, 6/30/32	COP	8,650,000,000	1,814,952
Czech Republic — 0.5%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	94,200,000	3,744,356
Denmark — 0.1%
Denmark Government Bond, 0.25%, 11/15/52	DKK	8,000,000	602,493

Finland — 0.6%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	1,883,662
Finland Government Bond, 2.75%, 4/15/38(1)	EUR	656,000	680,210
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	1,880,591
			4,444,463
France — 4.7%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	252,774
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	432,491
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	1,704,185
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	3,806,990
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	1,454,514
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	20,750,000	17,684,786
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	1,424,238
French Republic Government Bond OAT, 2.00%, 11/25/32	EUR	800,000	811,247
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	5,069,325
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	750,000	432,706
			33,073,256
Germany — 3.5%
Bundesobligation, 0.00%, 4/16/27(2)	EUR	13,500,000	13,480,570
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30(2)	EUR	250,000	234,845
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	4,000,000	3,588,892
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	1,770,000	1,831,065
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	700,000	759,732
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	2,400,000	2,120,525
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	300,000	252,605
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	2,346,823
			24,615,057
Hungary — 0.2%
Hungary Government Bond, 6.75%, 10/22/28	HUF	583,000,000	1,603,062
Indonesia — 0.8%
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	80,700,000,000	5,369,491
Ireland — 1.0%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	4,655,430
Ireland Government Bond, 0.00%, 10/18/31(2)	EUR	750,000	656,403
Ireland Government Bond, 0.40%, 5/15/35	EUR	2,300,000	1,881,113
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	45,461
			7,238,407
Israel — 0.2%
Israel Government Bond - Fixed, 1.30%, 4/30/32	ILS	7,000,000	1,559,966
Italy — 4.9%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	8,634,657
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	5,382,000	5,717,185
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	5,350,000	5,355,887
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	5,400,000	5,105,992
Italy Buoni Poliennali Del Tesoro, 3.40%, 4/1/28	EUR	2,250,000	2,453,817
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,372,400
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	2,500,000	2,444,611
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	3,194,000	3,685,340
			34,769,889
Japan — 7.6%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,377,400,000	11,580,497
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,137,950,000	17,170,828
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	692,308
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,435,000,000	8,391,208
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	690,000,000	4,029,004

Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	521,000,000	3,291,258
Japan Government Thirty Year Bond, 1.30%, 6/20/52	JPY	120,000,000	816,385
Japan Government Thirty Year Bond, 1.60%, 12/20/52	JPY	55,000,000	401,460
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	40,000,000	278,122
Japan Government Twenty Year Bond, 0.60%, 9/20/37	JPY	215,000,000	1,451,726
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	2,674,226
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	316,000,000	1,988,102
Japan Government Twenty Year Bond, 1.10%, 9/20/42	JPY	110,000,000	763,558
			53,528,682
Malaysia — 0.3%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	9,700,000	2,314,449
Mexico — 0.7%
Mexican Bonos, 7.75%, 5/29/31	MXN	58,190,000	3,264,513
Mexico Government International Bond, 3.75%, 1/11/28		800,000	759,418
Mexico Government International Bond, 6.35%, 2/9/35		571,000	600,734
			4,624,665
Netherlands — 2.2%
Netherlands Government Bond, 0.00%, 1/15/26(1)(2)	EUR	2,500,000	2,555,461
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	7,830,949
Netherlands Government Bond, 0.75%, 7/15/28(1)	EUR	1,300,000	1,298,170
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	1,700,000	1,510,479
Netherlands Government Bond, 0.50%, 7/15/32(1)	EUR	800,000	723,938
Netherlands Government Bond, 0.00%, 1/15/38(1)(2)	EUR	600,000	435,831
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	993,635
Netherlands Government Bond, 0.00%, 1/15/52(1)(2)	EUR	1,000,000	512,122
			15,860,585
New Zealand — 4.4%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	22,562,000	13,463,205
New Zealand Government Bond, 2.75%, 4/15/25	NZD	11,550,000	6,871,221
New Zealand Government Bond, 0.50%, 5/15/26	NZD	4,150,000	2,283,397
New Zealand Government Bond, 0.25%, 5/15/28	NZD	5,220,000	2,633,022
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,078,965
New Zealand Government Bond, 3.50%, 4/14/33	NZD	8,524,000	4,809,447
			31,139,257
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	721,827
Peru — 0.2%
Peru Government Bond, 6.15%, 8/12/32	PEN	4,500,000	1,209,172
Peruvian Government International Bond, 3.00%, 1/15/34		500,000	412,063
			1,621,235
Poland — 0.6%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	2,989,093
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	5,400,000	1,013,768
			4,002,861
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	450,000	532,101
Romania — 0.1%
Romanian Government International Bond, 6.625%, 2/17/28(1)		900,000	934,833
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)		1,338,000	1,330,637
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	2,810,634
Spain — 3.7%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	2,505,321
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	5,143,517

Spain Government Bond, 0.00%, 1/31/28(2)	EUR	4,500,000	4,293,530
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	4,723,943
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	3,233,311
Spain Government Bond, 3.15%, 4/30/33(1)	EUR	1,720,000	1,845,251
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	732,574
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	494,552
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	2,859,399
			25,831,398
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	991,354
Switzerland — 0.8%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,370,964
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,995,000	4,065,956
			5,436,920
Thailand — 0.4%
Thailand Government Bond, 1.59%, 12/17/35	THB	103,000,000	2,661,779
United Kingdom — 3.9%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,000,000	1,146,860
United Kingdom Gilt, 1.25%, 7/22/27	GBP	900,000	1,018,480
United Kingdom Gilt, 4.25%, 12/7/27	GBP	450,000	570,062
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	3,335,502
United Kingdom Gilt, 0.25%, 7/31/31	GBP	3,900,000	3,660,892
United Kingdom Gilt, 1.00%, 1/31/32	GBP	3,500,000	3,454,809
United Kingdom Gilt, 3.25%, 1/31/33	GBP	700,000	825,762
United Kingdom Gilt, 1.75%, 9/7/37	GBP	2,200,000	2,033,620
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	5,305,756
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	2,496,231
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	3,744,469
			27,592,443
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $515,436,439)			456,648,076
CORPORATE BONDS — 16.7%
Australia — 0.1%
Westpac Banking Corp., 0.375%, 4/2/26	EUR	400,000	402,704
Belgium — 0.1%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	962,992
Bermuda†
Aircastle Ltd., 5.25%, 8/11/25(1)		163,000	158,678
Canada — 0.3%
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28		385,000	379,730
Cenovus Energy, Inc., 2.65%, 1/15/32		180,000	145,772
Royal Bank of Canada, 0.625%, 9/10/25	EUR	1,500,000	1,546,458
Waste Connections, Inc., 3.20%, 6/1/32		105,000	91,250
			2,163,210
Denmark — 0.1%
Danske Bank A/S, VRN, 4.00%, 1/12/27	EUR	600,000	654,691
France — 2.7%
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	1,500,000	1,305,748
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	400,000	499,766
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	1,900,000	1,727,130
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	1,400,000	1,547,785
BPCE SA, 1.375%, 3/23/26	EUR	1,500,000	1,546,256
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,616,512
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	1,500,000	1,411,885
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	700,000	682,881

Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	4,000,000	3,391,163
Credit Agricole SA, VRN, 1.625%, 6/5/30	EUR	300,000	309,083
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	400,000	378,379
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	1,700,000	1,540,517
Societe Generale SA, 1.25%, 12/7/27	GBP	1,700,000	1,768,878
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	300,000	300,513
			19,026,496
Germany — 2.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,100,000	1,130,995
Bayer AG, VRN, 4.50%, 3/25/82	EUR	400,000	418,914
Commerzbank AG, 1.75%, 1/22/25	GBP	500,000	598,854
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,150,219
Deutsche Bank AG, 2.625%, 12/16/24	GBP	1,500,000	1,822,100
Deutsche Bank AG, 4.50%, 5/19/26	EUR	300,000	329,197
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	300,000	298,860
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	700,000	630,602
Kreditanstalt fuer Wiederaufbau, 0.01%, 5/5/27	EUR	5,800,000	5,687,020
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	3,950,000	4,240,563
			16,307,324
Ireland — 0.2%
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	1,000,000	958,363
Trane Technologies Financing Ltd., 5.25%, 3/3/33		150,000	151,325
			1,109,688
Italy — 0.2%
Intesa Sanpaolo SpA, 4.75%, 9/6/27	EUR	1,300,000	1,454,649
Luxembourg — 1.1%
European Financial Stability Facility, 0.40%, 5/31/26	EUR	3,370,000	3,428,341
European Financial Stability Facility, 2.75%, 12/3/29	EUR	2,000,000	2,161,236
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,531,000	1,444,171
Telecom Italia Capital SA, 6.375%, 11/15/33		674,000	571,030
			7,604,778
Multinational — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		916,455	903,613
Netherlands — 0.4%
Cooperatieve Rabobank UA, 5.50%, 7/18/25		575,000	576,340
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,150,000	1,464,681
ING Groep NV, 2.125%, 1/10/26	EUR	700,000	741,690
			2,782,711
Norway — 0.1%
Aker BP ASA, 6.00%, 6/13/33(1)		700,000	703,996
Portugal — 0.3%
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	1,000,000	972,316
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	1,524,526
			2,496,842
Spain — 0.4%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	300,000	282,489
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	1,400,000	1,465,845
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,444,503
			3,192,837
Supranational — 1.7%
European Investment Bank, 3.90%, 6/15/28(1)	CAD	3,456,000	2,579,632
European Union, 0.00%, 7/4/31(2)	EUR	8,900,000	7,730,049
International Bank for Reconstruction & Development, 2.90%, 1/19/33	EUR	1,619,000	1,744,506
			12,054,187

Switzerland — 0.3%
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	1,800,000	1,831,638
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)		475,000	466,436
United Kingdom — 2.0%
Barclays PLC, 3.25%, 2/12/27	GBP	400,000	463,175
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	1,000,000	973,508
Coventry Building Society, 0.125%, 6/20/26	EUR	1,600,000	1,587,987
HSBC Holdings PLC, VRN, 6.16%, 3/9/29		450,000	456,174
International Game Technology PLC, 5.25%, 1/15/29(1)		780,000	741,731
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	770,000	926,655
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	1,000,000	1,090,096
Marks & Spencer PLC, 6.00%, 6/12/25	GBP	400,000	504,275
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	600,000	696,032
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	700,000	741,505
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	200,000	210,212
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	900,000	977,809
Santander UK PLC, 1.125%, 3/12/27	EUR	2,000,000	2,015,604
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	800,000	821,982
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	1,000,000	1,005,977
WM Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	700,000	697,726
			13,910,448
United States — 4.2%
Albemarle Corp., 4.65%, 6/1/27		260,000	252,864
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		778,000	754,470
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		430,000	429,289
AT&T, Inc., 4.50%, 5/15/35		283,000	255,474
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	531,875
Bank of America Corp., 2.30%, 7/25/25	GBP	400,000	478,047
Blue Owl Capital Corp., 3.40%, 7/15/26		107,000	96,638
Bristol-Myers Squibb Co., 2.55%, 11/13/50		390,000	248,024
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		553,000	517,611
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		240,000	241,356
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		1,585,000	1,219,698
Centene Corp., 4.625%, 12/15/29		320,000	297,802
Centene Corp., 3.375%, 2/15/30		884,000	761,528
Chart Industries, Inc., 7.50%, 1/1/30(1)		1,035,000	1,062,013
Comcast Corp., 3.75%, 4/1/40		80,000	66,994
CSX Corp., 4.25%, 3/15/29		290,000	282,874
DAE Funding LLC, 1.55%, 8/1/24(1)		228,000	217,424
Duke Energy Corp., 5.00%, 8/15/52		260,000	236,597
Duke Energy Indiana LLC, 5.40%, 4/1/53		63,000	63,399
Energy Transfer LP, 6.125%, 12/15/45		180,000	172,437
Florida Power & Light Co., 2.45%, 2/3/32		320,000	268,671
Ford Motor Credit Co. LLC, 6.80%, 5/12/28		1,390,000	1,404,079
General Motors Financial Co., Inc., 1.55%, 7/30/27	GBP	1,000,000	1,084,752
Glencore Funding LLC, 2.625%, 9/23/31(1)		300,000	240,943
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	900,000	1,108,373
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		1,147,000	801,535
John Deere Capital Corp., 4.70%, 6/10/30		333,000	331,411
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		4,000	3,603
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		85,000	73,334
KB Home, 4.80%, 11/15/29		867,000	800,800
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,135,000	1,063,346
Lowe's Cos., Inc., 3.35%, 4/1/27		908,000	859,362

Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,000,000	735,607
Nestle Holdings, Inc., 4.85%, 3/14/33(1)		350,000	356,120
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28		330,000	327,167
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33		250,000	245,674
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		143,000	136,974
Northern States Power Co., 5.10%, 5/15/53		300,000	293,874
Northrop Grumman Corp., 5.15%, 5/1/40		225,000	220,158
Occidental Petroleum Corp., 6.625%, 9/1/30		688,000	722,173
Oracle Corp., 3.60%, 4/1/40		155,000	119,520
O'Reilly Automotive, Inc., 4.70%, 6/15/32		360,000	346,198
Paramount Global, 4.00%, 1/15/26		570,000	547,044
Parker-Hannifin Corp., 4.25%, 9/15/27		1,010,000	984,510
Public Service Electric & Gas Co., 3.10%, 3/15/32		188,000	164,485
Regal Rexnord Corp., 6.40%, 4/15/33(1)		892,000	890,277
Republic Services, Inc., 5.00%, 4/1/34		105,000	104,418
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	898,610
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		855,000	781,957
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		300,000	236,448
Sprint Capital Corp., 6.875%, 11/15/28		1,049,000	1,112,936
Sprint Capital Corp., 8.75%, 3/15/32		310,000	373,792
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		753,000	610,139
TransDigm, Inc., 6.75%, 8/15/28(1)		875,000	878,705
Truist Bank, 3.625%, 9/16/25		250,000	236,607
Truist Bank, 3.30%, 5/15/26		200,000	186,223
Union Electric Co., 3.90%, 4/1/52		144,000	117,076
United Natural Foods, Inc., 6.75%, 10/15/28(1)		585,000	487,902
Viatris, Inc., 4.00%, 6/22/50		167,000	112,972
Warnermedia Holdings, Inc., 3.76%, 3/15/27		163,000	152,643
WEC Energy Group, Inc., 1.375%, 10/15/27		620,000	535,730
Western Midstream Operating LP, 6.15%, 4/1/33		195,000	197,950
			29,340,512
TOTAL CORPORATE BONDS (Cost $126,300,028)			117,528,430
PREFERRED STOCKS — 4.8%
France — 1.8%
AXA SA, 3.875%		500,000	531,503
BNP Paribas Cardif SA, 4.03%		1,400,000	1,491,274
CNP Assurances, 4.75%		1,500,000	1,518,061
Credit Agricole Assurances SA, 4.25%		1,900,000	2,041,086
Credit Agricole SA, 7.25%		900,000	1,000,512
Electricite de France SA, 3.375%		1,600,000	1,393,570
La Banque Postale SA, 3.875%		1,200,000	1,095,510
Orange SA, 2.375%		500,000	526,742
TotalEnergies SE, 2.625%		2,900,000	3,039,901
			12,638,159
Germany — 0.4%
Allianz SE, 2.625%		1,800,000	1,420,480
Allianz SE, 3.20%(1)		805,000	618,826
Commerzbank AG, 4.25%		400,000	337,696
Deutsche Bank AG, 4.625%		600,000	494,835
			2,871,837
Italy — 0.9%
Enel SpA, 2.25%		1,000,000	971,547
Eni SpA, 3.375%		2,700,000	2,542,038
Intesa Sanpaolo SpA, 3.75%		1,600,000	1,579,351

UniCredit SpA, 3.875%		1,000,000	882,701
			5,975,637
Netherlands — 1.1%
Cooperatieve Rabobank UA, 3.10%		600,000	523,662
Naturgy Finance BV, 2.37%		1,700,000	1,667,036
Telefonica Europe BV, 2.38%		1,600,000	1,411,545
Telefonica Europe BV, 2.875%		1,200,000	1,160,509
Volkswagen International Finance NV, 3.875%		3,500,000	3,287,415
			8,050,167
Spain — 0.1%
Banco Santander SA, 4.125%		400,000	345,632
United Kingdom — 0.5%
Barclays PLC, 9.25%		1,000,000	1,193,547
HSBC Holdings PLC, 5.875%		800,000	931,060
Lloyds Banking Group PLC, 8.50%		400,000	496,878
SSE PLC, 3.125%		1,000,000	1,012,250
			3,633,735
TOTAL PREFERRED STOCKS (Cost $38,046,150)			33,515,167
U.S. TREASURY SECURITIES — 3.3%
U.S. Treasury Bonds, 3.875%, 5/15/43		89,000	85,092
U.S. Treasury Notes, 2.50%, 4/30/24(3)		7,371,000	7,213,476
U.S. Treasury Notes, 4.00%, 6/30/28		3,122,000	3,097,122
U.S. Treasury Notes, 3.75%, 6/30/30		5,195,000	5,093,535
U.S. Treasury Notes, 3.375%, 5/15/33		8,363,000	7,978,172
TOTAL U.S. TREASURY SECURITIES (Cost $23,706,070)			23,467,397
COLLATERALIZED LOAN OBLIGATIONS — 2.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.54%, (1-month SOFR plus 1.31%), 6/15/36(1)		2,700,888	2,628,661
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.16%), 7/22/32(1)		1,100,000	1,085,807
Allegro CLO V Ltd., Series 2017-1A, Class BR, VRN, 7.02%, (3-month SOFR plus 1.71%), 10/16/30(1)		750,000	732,460
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 7.22%, (3-month SOFR plus 1.91%), 7/15/32(1)		850,000	844,138
CBAM Ltd., Series 2018-7A, Class B1, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/20/31(1)		2,300,000	2,240,958
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.67%, (3-month SOFR plus 2.36%), 7/18/30(1)		2,200,000	2,151,298
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/31(1)		2,050,000	2,028,096
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.27%, (3-month SOFR plus 2.94%), 1/20/35(1)		1,800,000	1,780,333
MF1 Ltd., Series 2020-FL4, Class A, VRN, 7.04%, (1-month SOFR plus 1.81%), 11/15/35(1)		1,342,978	1,334,505
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 4/18/33(1)		1,650,000	1,628,220
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,407,084)			16,454,476
ASSET-BACKED SECURITIES — 1.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		1,050,000	922,889
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		1,428,466	1,234,667
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	3,450,000	2,364,021
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		654,385	584,122
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)		1,272,103	1,057,152
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		844,198	697,471
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)		3,093,750	2,704,866
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)		750,000	703,633
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		368,977	347,896
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		286,123	261,436
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)		2,199,347	2,126,621
TOTAL ASSET-BACKED SECURITIES (Cost $13,903,691)			13,004,774

U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 6.25%, 7/15/32		890,000	1,030,033
Tennessee Valley Authority, 3.875%, 3/15/28		3,550,000	3,495,203
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,683,800)			4,525,236
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.31%, (1-month LIBOR plus 3.90%), 8/25/33(1) (Cost $574,575)		570,338	573,775
SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreements — 4.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $5,221,020), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $5,110,296)			5,109,548
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 1/15/33, valued at $23,701,778), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $23,240,408)			23,237,000
			28,346,548
Treasury Bills(4) — 1.3%
Canadian Treasury Bills, 4.33%, 3/28/24	CAD	10,000,000	7,331,665
U.S. Treasury Bills, 5.35%, 11/24/23		1,800,000	1,769,884
			9,101,549
TOTAL SHORT-TERM INVESTMENTS (Cost $37,303,346)			37,448,097
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $776,361,183)			703,165,428
OTHER ASSETS AND LIABILITIES — 0.4%			2,735,373
TOTAL NET ASSETS — 100.0%			$705,900,801

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	234,138	USD	156,599	Goldman Sachs & Co.	9/15/23	$908
AUD	5,097,871	USD	3,507,680	JPMorgan Chase Bank N.A.	9/15/23	(78,296)
AUD	10,613,329	USD	7,168,532	JPMorgan Chase Bank N.A.	9/15/23	(28,849)
AUD	5,209,963	USD	3,574,030	JPMorgan Chase Bank N.A.	9/15/23	(69,240)
AUD	5,197,438	USD	3,576,412	JPMorgan Chase Bank N.A.	9/15/23	(80,048)
USD	8,666,346	AUD	12,829,243	Bank of America N.A.	9/15/23	35,997
USD	7,098,292	AUD	10,433,804	Bank of America N.A.	9/15/23	79,377
USD	3,571,473	AUD	5,257,200	Bank of America N.A.	9/15/23	34,906
USD	3,487,595	AUD	5,142,231	JPMorgan Chase Bank N.A.	9/15/23	28,369
BRL	33,474,550	USD	7,039,123	Goldman Sachs & Co.	9/15/23	(13,218)
CAD	494,415	USD	373,122	Goldman Sachs & Co.	9/15/23	2,045
CAD	178,526	USD	135,252	JPMorgan Chase Bank N.A.	9/15/23	215
USD	874,197	CAD	1,151,306	Bank of America N.A.	9/15/23	575
USD	1,896,766	CAD	2,499,363	JPMorgan Chase Bank N.A.	9/15/23	225
USD	2,582,698	CAD	3,451,956	Morgan Stanley	9/15/23	(36,681)
USD	444,796	CAD	592,030	Morgan Stanley	9/15/23	(4,442)
USD	1,866,003	CAD	2,479,859	Morgan Stanley	9/15/23	(15,738)
USD	7,910,223	CAD	10,538,585	UBS AG	9/15/23	(86,558)
CHF	1,204,700	USD	1,352,658	Morgan Stanley	9/15/23	35,172
CLP	648,766,152	USD	808,310	Morgan Stanley	9/15/23	(38,624)
CNY	247,513,555	USD	34,942,268	Goldman Sachs & Co.	9/15/23	(111,759)
CNY	6,109,308	USD	860,830	Goldman Sachs & Co.	9/15/23	(1,118)
USD	427,192	COP	1,822,398,982	Morgan Stanley	9/15/23	(31,834)
USD	1,823,033	CZK	40,185,122	Goldman Sachs & Co.	9/15/23	(23,189)
DKK	13,129,048	USD	1,910,947	UBS AG	9/15/23	31,299
EUR	4,802,064	USD	5,245,225	Bank of America N.A.	8/3/23	34,897

EUR	1,601,640	USD	1,743,976	Bank of America N.A.	8/3/23	17,111
EUR	3,217,822	USD	3,620,462	Goldman Sachs & Co.	8/3/23	(82,297)
EUR	4,810,648	USD	5,364,873	Goldman Sachs & Co.	8/3/23	(75,312)
EUR	1,593,201	USD	1,750,101	JPMorgan Chase Bank N.A.	8/3/23	1,708
EUR	4,818,489	USD	5,316,369	JPMorgan Chase Bank N.A.	8/3/23	(18,186)
EUR	1,504,378	USD	1,696,456	Bank of America N.A.	9/15/23	(38,868)
EUR	740,246	USD	808,237	JPMorgan Chase Bank N.A.	9/15/23	7,398
EUR	611,972	USD	674,527	JPMorgan Chase Bank N.A.	9/15/23	(230)
EUR	1,636,115	USD	1,835,430	JPMorgan Chase Bank N.A.	9/15/23	(32,688)
EUR	2,140,425	USD	2,375,765	JPMorgan Chase Bank N.A.	9/15/23	(17,353)
EUR	547,485	USD	607,681	JPMorgan Chase Bank N.A.	9/15/23	(4,439)
EUR	20,398,691	USD	22,041,602	UBS AG	9/15/23	434,551
EUR	962,281	USD	1,053,778	UBS AG	9/15/23	6,505
USD	3,486,963	EUR	3,202,603	Bank of America N.A.	8/3/23	(34,468)
USD	3,590,768	EUR	3,207,011	Bank of America N.A.	8/3/23	64,491
USD	1,797,981	EUR	1,600,647	Bank of America N.A.	8/3/23	37,986
USD	1,797,016	EUR	1,598,126	Bank of America N.A.	8/3/23	39,792
USD	3,552,834	EUR	3,218,964	JPMorgan Chase Bank N.A.	8/3/23	13,414
USD	5,337,224	EUR	4,886,171	Morgan Stanley	8/3/23	(35,379)
USD	1,780,313	EUR	1,601,027	Morgan Stanley	8/3/23	19,900
USD	1,781,937	EUR	1,609,743	Morgan Stanley	8/3/23	11,939
USD	1,838,135	EUR	1,685,931	Bank of America N.A.	9/15/23	(19,496)
USD	1,237,730	EUR	1,120,773	Goldman Sachs & Co.	9/15/23	2,814
USD	1,792,447	EUR	1,626,790	JPMorgan Chase Bank N.A.	9/15/23	(20)
USD	137,543	EUR	122,501	JPMorgan Chase Bank N.A.	9/15/23	2,566
USD	3,556,191	EUR	3,218,964	JPMorgan Chase Bank N.A.	9/15/23	9,398
USD	775,427	EUR	709,032	Morgan Stanley	9/15/23	(5,815)
GBP	2,662,469	USD	3,425,616	Bank of America N.A.	9/15/23	(8,078)
GBP	29,934	USD	37,677	Goldman Sachs & Co.	9/15/23	747
GBP	2,718,748	USD	3,489,245	JPMorgan Chase Bank N.A.	9/15/23	533
GBP	216,289	USD	272,913	Morgan Stanley	9/15/23	4,715
GBP	117,695	USD	153,508	Morgan Stanley	9/15/23	(2,435)
GBP	249,608	USD	316,949	UBS AG	9/15/23	3,447
USD	7,057,513	GBP	5,466,712	Bank of America N.A.	9/15/23	40,456
USD	1,112,816	GBP	885,045	Goldman Sachs & Co.	9/15/23	(23,226)
USD	463,342	GBP	361,100	Goldman Sachs & Co.	9/15/23	(165)
USD	266,257	GBP	208,692	Morgan Stanley	9/15/23	(1,620)
USD	705,276	HUF	247,276,912	UBS AG	9/15/23	9,960
IDR	6,030,884,870	USD	397,148	Morgan Stanley	9/15/23	2,011
USD	243,420	ILS	878,888	JPMorgan Chase Bank N.A.	9/15/23	3,985
JPY	12,955,409,322	USD	94,627,195	Bank of America N.A.	9/15/23	(2,937,697)
JPY	14,946,768	USD	105,062	Morgan Stanley	9/15/23	721
USD	2,038,119	JPY	290,846,353	JPMorgan Chase Bank N.A.	9/15/23	(20,292)
KRW	17,847,897,535	USD	13,755,552	Morgan Stanley	9/15/23	246,838
KRW	774,775,374	USD	595,981	Morgan Stanley	9/15/23	11,861
MXN	18,585,376	USD	1,048,158	UBS AG	9/15/23	53,038
MYR	10,668,517	USD	2,334,979	Goldman Sachs & Co.	9/15/23	38,406
NOK	2,535,062	USD	238,121	JPMorgan Chase Bank N.A.	9/15/23	12,365
NZD	5,360,862	USD	3,361,428	Bank of America N.A.	9/15/23	(31,592)
NZD	153,961	USD	94,840	Morgan Stanley	9/15/23	791
NZD	175,454	USD	108,720	Morgan Stanley	9/15/23	261
USD	1,682,044	NZD	2,733,981	JPMorgan Chase Bank N.A.	9/15/23	(16,136)
USD	7,211,290	NZD	11,466,786	Morgan Stanley	9/15/23	88,832
USD	27,130,252	NZD	44,511,214	UBS AG	9/15/23	(517,358)
USD	495,685	PEN	1,820,157	Bank of America N.A.	9/15/23	(7,761)

USD	1,621,774	PLN	6,776,207	Goldman Sachs & Co.	9/15/23	(66,174)
RON	4,876,781	USD	1,058,605	Goldman Sachs & Co.	9/15/23	26,957
USD	7,115,829	RON	31,843,888	Goldman Sachs & Co.	9/15/23	27,438
SEK	39,153,845	USD	3,643,804	UBS AG	9/15/23	83,669
THB	51,663,208	USD	1,502,755	UBS AG	9/15/23	12,744
						$(2,993,346)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	120	September 2023	$15,290,532	$(108,382)
Euro-Bund 10-Year Bonds	111	September 2023	16,231,924	(78,297)
Euro-Buxl 30-Year Bonds	22	September 2023	3,255,357	(7,248)
Japanese 10-Year Government Bonds	26	September 2023	26,828,805	(201,216)
Korean Treasury 10-Year Bonds	175	September 2023	15,111,795	(139,198)
U.K. Gilt 10-Year Bonds	80	September 2023	9,869,471	75,651
U.S. Treasury 5-Year Notes	477	September 2023	50,953,289	(650,264)
U.S. Treasury 10-Year Notes	215	September 2023	23,952,344	(264,872)
			$161,493,517	$(1,373,826)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	18	September 2023	$3,654,563	$(10,019)
U.S. Treasury Long Bonds	16	September 2023	1,991,000	29,135
U.S. Treasury Ultra Bonds	50	September 2023	6,610,937	147,146
			$12,256,500	$166,262
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$11,436,480	$(167,154)	$(337,104)	$(504,258)
Markit CDX North America High Yield Index Series 40	Buy	(5.00)%	6/20/28	$7,444,000	(141,789)	(163,169)	(304,958)
					$(308,943)	$(500,273)	$(809,216)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$2,750,000	$98	$11,883	$11,981
CPURNSA	Receive	2.97%	10/14/23	$4,150,000	102	16,962	17,064
CPURNSA	Receive	2.97%	10/14/23	$4,150,000	103	16,961	17,064
					$303	$45,806	$46,109

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
GBP	–	British Pound
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	New Romanian Leu
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $117,589,351, which represented 16.7% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,793,325.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$456,648,076	—
Corporate Bonds	—	117,528,430	—
Preferred Stocks	—	33,515,167	—
U.S. Treasury Securities	—	23,467,397	—
Collateralized Loan Obligations	—	16,454,476	—
Asset-Backed Securities	—	13,004,774	—
U.S. Government Agency Securities	—	4,525,236	—
Collateralized Mortgage Obligations	—	573,775	—
Short-Term Investments	—	37,448,097	—
	—	$703,165,428	—
Other Financial Instruments
Futures Contracts	$176,281	$75,651	—
Swap Agreements	—	46,109	—
Forward Foreign Currency Exchange Contracts	—	1,623,333	—
	$176,281	$1,745,093	—
Liabilities
Other Financial Instruments
Futures Contracts	$925,155	$534,341	—
Swap Agreements	—	809,216	—
Forward Foreign Currency Exchange Contracts	—	4,616,679	—
	$925,155	$5,960,236	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.